CENTAUR MUTUAL FUNDS TRUST

March 3, 2023

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Centaur Mutual Funds Trust

File Nos. 811-21606; 333-117597

Post-Effective Amendment No. 47

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Centaur Mutual Funds Trust (the “Registrant”) certifies that:

(1)	the form of prospectus and Statement of Additional Information for Centaur Mutual Funds Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 47) to the Registrant’s Registration Statement; and
(2)	the text of the most recent Post-Effective Amendment was filed electronically on February 28, 2023.

Please direct any comments or questions to the undersigned at (513) 346-4152.

Very truly yours,

/s/ Paul F. Leone

Paul F. Leone

Secretary